INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

12) INCOME TAXES

Enerplus’ provision for income tax is as follows:

($ thousands)	2023	2022	2021
Current tax
United States	$27,183	$28,063	$2,700
Canada	—	—	(11)
Current tax expense/(recovery)	27,183	28,063	2,689
Deferred tax
United States	$62,196	$217,943	$148,920
Canada	21,975	47,290	(50,165)
Deferred tax expense/(recovery)	84,171	265,233	98,755
Income tax expense/(recovery)	$111,354	$293,296	$101,444

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2023	2022	2021
Income/(loss) before taxes
United States	$461,018	$966,646	$544,464
Canada	106,412	240,952	(208,579)
Total income/(loss) before taxes	567,430	1,207,598	335,885
Canadian statutory rate	23%	23%	24%
Expected income tax expense/(recovery)	$130,509	$277,748	80,612
Impact on taxes resulting from:
Foreign and statutory rate differences	$5,021	$35,636	$19,297
Adjustment to capital loss carryforwards	25,214	—	—
Investment tax credit	(31,671)	(14,245)	—
Change in valuation allowance	(25,043)	291	(560)
Share-based compensation and other	7,324	(6,134)	2,095
Income tax expense/(recovery)	$111,354	$293,296	$101,444

The deferred income tax asset/(liability) consists of the following:

At December 31 ($ thousands)	2023	2022
Canadian deferred income tax asset/(liability)
Property, plant and equipment	$35,667	$40,207
Tax loss carry-forwards and other credits	77,734	101,909
Capital loss carryforwards and other capital items	75,069	101,078
Asset retirement obligation	12,197	11,368
Derivative financial instruments	(727)	(6,578)
Other	7,468	6,442
Valuation allowance	(74,385)	(99,428)
Canadian deferred income tax asset/(liability)	133,023	154,998

United States deferred income tax asset/(liability)
Property, plant and equipment	$(139,380)	$(77,868)
Tax loss carry-forwards and other credits	12,963	1,785
Asset retirement obligation	17,328	15,645
Other	(8,467)	5,077
United States deferred income tax asset/(liability)	(117,556)	(55,361)
Total deferred income tax asset/(liability)	$15,467	$99,637

It is the Company’s practice to reinvest the earnings of its foreign affiliates into their respective operations. Taxes have not been provided on the unremitted earnings of the Company’s foreign investments that it does not intend to repatriate. At December 31, 2023, the unremitted earnings would result in a deferred income tax liability of $14.5 million (2022 – nil) if there had been a provision for these taxes.

Loss carry-forwards available for tax reporting purposes:

At December 31 ($ thousands)	2023	Expiration Date
Canada
Non-capital losses	$386,974	2041-2042

Changes in the balance of Enerplus’ unrecognized tax benefits are as follows:

($ thousands)	2023	2022	2021
Balance, beginning of year	$15,485	$15,485	$15,485
Increase – tax positions in prior periods	—	—	—
Balance, end of year	$15,485	$15,485	$15,485

If recognized, all of Enerplus’ unrecognized tax benefits at December 31, 2023 would affect Enerplus’ effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years
United States – Federal	2020-2023
Canada – Federal	2019-2023

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.